Fair Value Measurements - Schedule of Fair Value of Working Capital Note (Details) - Working Capital Note - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	$ 1,000,938		$ 257,492
Additions	65,000	$ 65,000	805,000	$ 65,000	$ 260,000
Change in fair value	13,039		16,485		(2,508)
Fair value - end of period	$ 1,078,977	$ 65,000	$ 1,078,977	$ 65,000	$ 257,492